Finance income and costs - Finance income (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income and costs
Interest on term deposits	₽ 204,497	₽ 51,857	₽ 76,202
Interest accrued on loans to related parties (Note 29())	782	947
Interest accrued on loan to third party	2,807
Net gain on financial assets measured at fair value through profit and loss (Note 8(a))	34,508	150
Other interest income	514	6,375	562
Total finance income	₽ 243,108	₽ 59,329	₽ 76,764